PRUDENTIAL INVESTMENT PORTFOLIOS 12

100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

December 21, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(b) Filing for Prudential Investment Portfolios 12

Registration numbers 333-42705 and 811-08565

Ladies and Gentlemen:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates December 21, 2010 as its effective date.

As counsel to the registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b). Thank you for your attention to this filing.

Please direct any questions regarding this filing to the undersigned at 973-367-1495.

                              Very truly yours,

                              /s/ Katherine P. Feld

                              Katherine P. Feld

                              Vice President and Corporate Counsel

                              Prudential Investments LLC